UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/12

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus

Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2012

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
43	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Economic optimism helped drive stock prices higher in early 2012 when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, U.S. stocks gave back their previous gains, and most major market indices ended the first half of the year close to where they began.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, setting the stage for better business conditions in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2012, through June 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA, and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, Dreyfus Stock Index Fund’s Initial shares produced a total return of 9.36%, and its Service shares produced a total return of 9.25%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 9.48% for the same period.2,3

Mixed economic data fueled heightened market volatility as gains over the first quarter of 2012 were partly offset by declines during the second quarter of the year. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Macroeconomic Developments Fueled Market Volatility

The first quarter of 2012 began with a strong rally among U.S. stocks amid employment gains and other encouraging domestic economic news. In addition, a quantitative easing program in Europe appeared to forestall a more severe banking crisis in the region, and monetary policymakers in China seemed to have engineered a “soft landing” and lower inflation in a major engine of global growth. Consequently,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

investors grew more tolerant of risks, and they focused more intently on companies in economically sensitive industry groups expected to benefit from better business conditions.

However, these positive influences were called into question in the second quarter, when the U.S. labor market’s rebound slowed as the public sector shed jobs and employment gains in the private sector proved more anemic than expected. At the same time, measures designed to relieve fiscal pressures in Europe encountered political resistance in several countries, including Greece, threatening proposed bailout programs.These headwinds caused most stock market averages, including the S&P 500 Index, to fall over the second quarter of the year, partly offsetting previous gains. Nonetheless, it is worth noting that U.S. stocks provided higher returns, on average, than their counterparts in most other nations over the first half of 2012.

Most Market Sectors Advanced over the First Half of 2012

In this environment, nine of the 10 economic sectors represented in the S&P 500 Index posted positive absolute returns for the reporting period. The consumer discretionary sector led the market’s advance, with robust gains posted by cable television operators and programmers, including Comcast and The Walt Disney Company. These companies benefited from higher revenues from their cable operations as well as strong results from their theme parks.

In the information technology sector, several companies benefited from strong demand for new products. Electronics innovator Apple continued to score success with its smartphone and tablet computer products, and online retailer Amazon.com saw strong results from its e-readers. In addition, companies in the enterprise storage, cloud computing and network security industries fared well as corporate demand intensified for productivity enhancing technologies. Lenders in the financials sector benefited from low interest rates, which boosted refinancing activity among mortgage holders over the reporting period. In addition, large, diversified financial institutions showed signs of recovery, as prior mergers-and-acquisitions activity and greater geographical diversification helped them withstand the protracted downturn in the wake of the 2008 financial crisis.

The energy sector produced mildly negative returns over the first half of 2012, largely due to falling oil and natural gas prices as global demand faltered in a sluggish economic environment. In addition, geopolitical instability in the Middle East and Africa prompted companies to intensify exploration and production activity in North America, where the drilling costs are higher. Although the utilities sector eked out a positive total return, plunging natural gas prices undermined their financial results. Similarly, the materials sector produced positive results overall, masking weakness among steel, gold and coal mining companies as commodity prices fell.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

July 16, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund
directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a
widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard &
Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.46	$2.76
Ending value (after expenses)	$1,093.60	$1,092.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.41	$2.66
Ending value (after expenses)	$1,023.47	$1,022.23

† Expenses are equal to the fund’s annualized expense ratio of .28% for Initial Shares and .53% for Service Shares,
multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2012 (Unaudited)

Common Stocks—98.1%	Shares	Value ($)
Automobiles & Components—.6%
BorgWarner	15,012[a]	984,637
Ford Motor	514,274	4,931,888
Goodyear Tire & Rubber	35,614[a]	420,601
Harley-Davidson	30,163	1,379,354
Johnson Controls	90,743	2,514,489
		10,230,969
Banks—2.9%
BB&T	94,045	2,901,288
Comerica	27,721	851,312
Fifth Third Bancorp	125,934	1,687,516
First Horizon National	34,481	298,261
Hudson City Bancorp	74,802	476,489
Huntington Bancshares	111,419	713,082
KeyCorp	132,150	1,022,841
M&T Bank	16,879	1,393,699
People’s United Financial	50,663	588,197
PNC Financial Services Group	71,308	4,357,632
Regions Financial	190,572	1,286,361
SunTrust Banks	71,489	1,732,178
U.S. Bancorp	256,121	8,236,851
Wells Fargo & Co.	717,794	24,003,031
Zions Bancorporation	25,036	486,199
		50,034,937
Capital Goods—7.9%
3M	94,047	8,426,611
Boeing	100,941	7,499,916
Caterpillar	87,684	7,445,248
Cooper Industries	21,227	1,447,257
Cummins	25,895	2,509,484
Danaher	77,304	4,025,992
Deere & Co.	54,317	4,392,616
Dover	24,214	1,298,113
Eaton	45,049	1,785,292
Emerson Electric	99,319	4,626,279
Fastenal	39,959	1,610,747

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Capital Goods (continued)
Flowserve	7,241[b]	830,905
Fluor	22,639	1,117,008
General Dynamics	48,164	3,176,897
General Electric	1,431,387	29,830,105
Goodrich	16,930	2,148,417
Honeywell International	104,910	5,858,174
Illinois Tool Works	65,353	3,456,520
Ingersoll-Rand	39,300	1,657,674
Jacobs Engineering Group	17,975[a]	680,534
Joy Global	14,661	831,719
L-3 Communications Holdings	13,187	975,970
Lockheed Martin	35,978	3,132,964
Masco	47,940	664,928
Northrop Grumman	33,994	2,168,477
PACCAR	48,050	1,883,080
Pall	15,361	841,936
Parker Hannifin	20,267	1,558,127
Precision Castparts	19,595	3,223,182
Quanta Services	28,332[a]	681,951
Raytheon	45,804	2,592,048
Rockwell Automation	19,101	1,261,812
Rockwell Collins	19,872	980,683
Roper Industries	13,440	1,324,915
Snap-on	8,436	525,141
Stanley Black & Decker	22,391	1,441,085
Textron	36,395	905,144
Tyco International	62,300	3,292,555
United Technologies	123,115	9,298,876
W.W. Grainger	8,403[b]	1,606,990
Xylem	25,459	640,803
		133,656,175
Commercial & Professional Services—.5%
Avery Dennison	13,279	363,048
Cintas	14,764	570,038
Dun & Bradstreet	6,630	471,857
Equifax	16,918	788,379

Common Stocks (continued)	Shares	Value ($)
Commercial & Professional Services (continued)
Iron Mountain	22,592	744,632
Pitney Bowes	27,570[b]	412,723
R.R. Donnelley & Sons	25,681[b]	302,265
Republic Services	42,103	1,114,045
Robert Half International	18,973	542,059
Stericycle	11,032[a]	1,011,303
Waste Management	62,098	2,074,073
		8,394,422
Consumer Durables & Apparel—.9%
Coach	38,340	2,242,123
D.R. Horton	35,504	652,564
Fossil	7,038[a]	538,689
Harman International Industries	9,916	392,674
Hasbro	16,061[b]	543,986
Leggett & Platt	19,083	403,224
Lennar, Cl. A	22,486[b]	695,042
Mattel	46,381	1,504,600
Newell Rubbermaid	40,792	739,967
NIKE, Cl. B	49,655	4,358,716
Pulte Group	44,106[a]	471,934
Ralph Lauren	8,776	1,229,167
VF	11,560	1,542,682
Whirlpool	10,526	643,770
		15,959,138
Consumer Services—2.0%
Apollo Group, Cl. A	14,827[a]	536,589
Carnival	60,910	2,087,386
Chipotle Mexican Grill	4,198[a]	1,595,030
Darden Restaurants	17,860	904,252
DeVry	8,203	254,047
H&R Block	37,117	593,130
International Game Technology	39,962	629,401
Marriott International, Cl. A	35,781	1,402,615
McDonald’s	137,032	12,131,443
Starbucks	101,900	5,433,308
Starwood Hotels & Resorts Worldwide	26,487[c]	1,404,870

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Services (continued)
Wyndham Worldwide	20,297	1,070,464
Wynn Resorts	10,674	1,107,107
Yum! Brands	62,224	4,008,470
		33,158,112
Diversified Financials—5.5%
American Express	135,434	7,883,613
Ameriprise Financial	29,808	1,557,766
Bank of America	1,455,759	11,908,109
Bank of New York Mellon	161,077	3,535,640
BlackRock	17,228	2,925,659
Capital One Financial	78,334	4,281,736
Charles Schwab	143,280	1,852,610
Citigroup	396,113	10,857,457
CME Group	8,955	2,400,925
Discover Financial Services	71,382	2,468,390
E*TRADE Financial	31,226[a]	251,057
Federated Investors, Cl. B	12,874[b]	281,297
Franklin Resources	19,197	2,130,675
Goldman Sachs Group	67,020	6,424,537
IntercontinentalExchange	9,937[a]	1,351,233
Invesco	60,804	1,374,170
JPMorgan Chase & Co.	514,128	18,369,793
Legg Mason	18,302	482,624
Leucadia National	28,195	599,708
Moody’s	26,189	957,208
Morgan Stanley	205,843	3,003,249
NASDAQ OMX Group	16,720	379,042
Northern Trust	33,122	1,524,274
NYSE Euronext	34,466	881,640
SLM	69,197	1,087,085
State Street	65,804	2,937,491
T. Rowe Price Group	34,117	2,148,006
		93,854,994
Energy—10.7%
Alpha Natural Resources	30,386[a]	264,662
Anadarko Petroleum	67,402	4,462,012

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Apache	52,788	4,639,537
Baker Hughes	58,236	2,393,500
Cabot Oil & Gas	28,588	1,126,367
Cameron International	32,535[a]	1,389,570
Chesapeake Energy	90,004[b]	1,674,074
Chevron	266,346	28,099,503
ConocoPhillips	170,935	9,551,848
CONSOL Energy	31,076	939,738
Denbury Resources	51,990[a]	785,569
Devon Energy	54,582	3,165,210
Diamond Offshore Drilling	9,883[b]	584,382
EOG Resources	36,349	3,275,408
EQT	20,214	1,084,077
Exxon Mobil	632,042	54,083,834
FMC Technologies	32,088[a]	1,258,812
Halliburton	124,704	3,540,347
Helmerich & Payne	14,963	650,591
Hess	40,160	1,744,952
Kinder Morgan	68,095	2,194,021
Marathon Oil	94,959	2,428,102
Marathon Petroleum	46,781	2,101,403
Murphy Oil	25,992	1,307,138
Nabors Industries	41,237[a]	593,813
National Oilwell Varco	57,335	3,694,667
Newfield Exploration	18,177[a]	532,768
Noble	34,686[a]	1,128,336
Noble Energy	23,999	2,035,595
Occidental Petroleum	109,021	9,350,731
Peabody Energy	36,868	904,003
Phillips 66	84,638[a]	2,813,367
Pioneer Natural Resources	16,277	1,435,794
QEP Resources	24,072	721,438
Range Resources	21,759	1,346,229
Rowan Companies	16,543[a]	534,835
Schlumberger	179,438	11,647,321
Southwestern Energy	47,856[a]	1,528,042

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Spectra Energy	86,713	2,519,880
Sunoco	14,278	678,205
Tesoro	20,257[a]	505,615
Valero Energy	74,665	1,803,160
Williams	84,458	2,434,080
WPX Energy	26,988	436,666
		179,389,202
Food & Staples Retailing—2.4%
Costco Wholesale	58,827	5,588,565
CVS Caremark	173,367	8,101,440
Kroger	77,304	1,792,680
Safeway	32,833[b]	595,919
Sysco	78,727	2,346,852
Wal-Mart Stores	233,277	16,264,072
Walgreen	118,039	3,491,594
Whole Foods Market	21,473	2,046,806
		40,227,928
Food, Beverage & Tobacco—6.5%
Altria Group	275,071	9,503,703
Archer-Daniels-Midland	89,224	2,633,892
Beam	21,063	1,316,227
Brown-Forman, Cl. B	13,267	1,284,909
Campbell Soup	23,038	769,008
Coca-Cola	304,833	23,834,892
Coca-Cola Enterprises	41,755	1,170,810
ConAgra Foods	57,156	1,482,055
Constellation Brands, Cl. A	22,583[a]	611,096
Dean Foods	25,870[a]	440,566
Dr. Pepper Snapple Group	29,303	1,282,006
General Mills	87,016	3,353,597
H.J. Heinz	43,076	2,342,473
Hershey	20,939	1,508,236
Hormel Foods	18,619	566,390
J.M. Smucker	15,377	1,161,271
Kellogg	33,110	1,633,316
Kraft Foods, Cl. A	239,454	9,247,713

Common Stocks (continued)	Shares	Value ($)
Food, Beverage & Tobacco (continued)
Lorillard	17,781	2,346,203
McCormick & Co.	17,744	1,076,174
Mead Johnson Nutrition	27,870	2,243,814
Molson Coors Brewing, Cl. B	22,078	918,666
Monster Beverage	20,708[a]	1,474,410
PepsiCo	211,346	14,933,708
Philip Morris International	230,538	20,116,746
Reynolds American	44,223	1,984,286
Tyson Foods, Cl. A	40,812	768,490
		110,004,657
Health Care Equipment & Services—3.8%
Aetna	47,199	1,829,905
AmerisourceBergen	34,018	1,338,608
Baxter International	74,485	3,958,878
Becton Dickinson & Co.	27,451	2,051,962
Boston Scientific	194,066[a]	1,100,354
C.R. Bard	11,567	1,242,758
Cardinal Health	46,892	1,969,464
CareFusion	31,292[a]	803,579
Cerner	19,568[a]	1,617,491
Cigna	39,470	1,736,680
Coventry Health Care	20,159	640,855
Covidien	65,262	3,491,517
DaVita	13,027[a]	1,279,382
DENTSPLY International	19,644[b]	742,740
Edwards Lifesciences	15,486[a]	1,599,704
Express Scripts Holding	107,886[a]	6,023,275
Humana	21,715	1,681,610
Intuitive Surgical	5,363[a]	2,969,976
Laboratory Corp. of America Holdings	12,716[a]	1,177,629
McKesson	31,931	2,993,531
Medtronic	140,750	5,451,248
Patterson	11,346	391,097
Quest Diagnostics	21,325	1,277,368
St. Jude Medical	43,102	1,720,201
Stryker	43,627	2,403,848

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care Equipment & Services (continued)
Tenet Healthcare	52,212[a]	273,591
UnitedHealth Group	140,262	8,205,327
Varian Medical Systems	15,587[a]	947,222
WellPoint	45,188	2,882,543
Zimmer Holdings	23,489	1,511,752
		65,314,095
Household & Personal Products—2.2%
Avon Products	59,016	956,649
Clorox	17,355	1,257,543
Colgate-Palmolive	64,899	6,755,986
Estee Lauder, Cl. A	30,688	1,660,835
Kimberly-Clark	53,185	4,455,307
Procter & Gamble	371,011	22,724,424
		37,810,744
Insurance—3.5%
ACE	45,500	3,372,915
Aflac	62,233	2,650,503
Allstate	67,100	2,354,539
American International Group	86,207[a]	2,766,383
Aon	43,761	2,047,140
Assurant	11,443	398,674
Berkshire Hathaway, Cl. B	236,721[a]	19,725,961
Chubb	36,537	2,660,624
Cincinnati Financial	21,929	834,837
Genworth Financial, Cl. A	68,350[a]	386,861
Hartford Financial Services Group	58,898	1,038,372
Lincoln National	40,520	886,172
Loews	41,013	1,677,842
Marsh & McLennan	73,194	2,359,043
MetLife	143,398	4,423,828
Principal Financial Group	40,260[b]	1,056,020
Progressive	82,217	1,712,580
Prudential Financial	63,497	3,075,160
Torchmark	13,886	701,937
Travelers	53,048	3,386,584

Common Stocks (continued)	Shares	Value ($)
Insurance (continued)
Unum Group	38,728	740,867
XL Group	42,023	884,164
		59,141,006
Materials—3.3%
Air Products & Chemicals	28,383	2,291,360
Airgas	9,628	808,848
Alcoa	147,323	1,289,076
Allegheny Technologies	13,887	442,856
Ball	20,771	852,650
Bemis	14,387	450,889
CF Industries Holdings	8,652	1,676,238
Cliffs Natural Resources	19,020	937,496
Dow Chemical	160,301	5,049,481
E.I. du Pont de Nemours & Co.	126,152	6,379,507
Eastman Chemical	17,829	898,047
Ecolab	39,235	2,688,775
FMC	18,626	996,118
Freeport-McMoRan Copper & Gold	128,147	4,365,968
International Flavors & Fragrances	10,335	566,358
International Paper	59,311	1,714,681
MeadWestvaco	22,877	657,714
Monsanto	72,432	5,995,921
Mosaic	39,507	2,163,403
Newmont Mining	66,833	3,242,069
Nucor	43,351	1,643,003
Owens-Illinois	22,187[a]	425,325
PPG Industries	20,442	2,169,305
Praxair	40,336	4,385,733
Sealed Air	26,589	410,534
Sherwin-Williams	11,374	1,505,349
Sigma-Aldrich	16,463	1,217,110
Titanium Metals	12,570	142,167
United States Steel	19,606[b]	403,884
Vulcan Materials	17,780	706,044
		56,475,909

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Media—3.3%
Cablevision Systems (NY Group), Cl. A	26,917	357,727
CBS, Cl. B	87,542	2,869,627
Comcast, Cl. A	362,567	11,591,267
DIRECTV, Cl. A	88,703[a]	4,330,480
Discovery Communications, Cl. A	34,731[a]	1,875,474
Gannett	33,440	492,571
Interpublic Group of Cos.	63,291	686,707
McGraw-Hill	37,348	1,680,660
News, Cl. A	285,107	6,355,035
Omnicom Group	36,668	1,782,065
Scripps Networks Interactive, Cl. A	13,297	756,067
Time Warner	131,125	5,048,313
Time Warner Cable	42,404	3,481,368
Viacom, Cl. B	71,427	3,358,498
Walt Disney	240,973	11,687,190
Washington Post, Cl. B	710[b]	265,412
		56,618,461
Pharmaceuticals & Biotechnology—7.9%
Abbott Laboratories	212,557	13,703,550
Agilent Technologies	47,409	1,860,329
Alexion Pharmaceuticals	25,935[a]	2,575,345
Allergan	41,116	3,806,108
Amgen	105,221	7,685,342
Biogen Idec	32,251[a]	4,656,399
Bristol-Myers Squibb	228,533	8,215,761
Celgene	59,310[a]	3,805,330
Eli Lilly & Co.	138,121	5,926,772
Forest Laboratories	34,806[a]	1,217,862
Gilead Sciences	102,392[a]	5,250,662
Hospira	21,233[a]	742,730
Johnson & Johnson	371,029[b]	25,066,719
Life Technologies	23,827[a]	1,071,977
Merck & Co.	409,702	17,105,059
Mylan	57,557[a]	1,229,993
PerkinElmer	14,978	386,432
Perrigo	12,762	1,505,023

Common Stocks (continued)	Shares	Value ($)
Pharmaceuticals & Biotechnology (continued)
Pfizer	1,011,965	23,275,195
Thermo Fisher Scientific	49,325	2,560,461
Waters	11,894[a]	945,216
Watson Pharmaceuticals	17,661[a]	1,306,737
		133,899,002
Real Estate—2.1%
American Tower	52,568	3,675,029
Apartment Investment & Management, Cl. A	16,284[c]	440,157
AvalonBay Communities	12,995[c]	1,838,533
Boston Properties	20,089[c]	2,177,045
CBRE Group, Cl. A	45,441[a]	743,415
Equity Residential	40,824[c]	2,545,785
HCP	56,646[c]	2,500,921
Health Care REIT	28,866[c]	1,682,888
Host Hotels & Resorts	93,355[c]	1,476,876
Kimco Realty	54,312[c]	1,033,557
Plum Creek Timber	22,426[c]	890,312
ProLogis	60,929[c]	2,024,671
Public Storage	19,371[c]	2,797,366
Simon Property Group	40,985[c]	6,379,725
Ventas	39,527[c]	2,494,944
Vornado Realty Trust	24,562[c]	2,062,717
Weyerhaeuser	73,766[c]	1,649,408
		36,413,349
Retailing—3.9%
Abercrombie & Fitch, Cl. A	11,988	409,270
Amazon.com	48,963[a]	11,180,701
AutoNation	4,721[a,b]	166,557
AutoZone	3,591[a]	1,318,507
Bed Bath & Beyond	31,875[a]	1,969,875
Best Buy	37,813[b]	792,560
Big Lots	8,410[a]	343,044
CarMax	31,714[a]	822,661
Dollar Tree	31,428[a]	1,690,826
Expedia	11,971	575,446
Family Dollar Stores	15,690	1,043,071

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Retailing (continued)
GameStop, Cl. A	18,872[b]	346,490
Gap	44,381	1,214,264
Genuine Parts	20,478	1,233,799
Home Depot	207,293	10,984,456
J.C. Penney	20,198[b]	470,815
Kohl’s	33,528	1,525,189
Limited Brands	33,548	1,426,796
Lowe’s	159,616	4,539,479
Macy’s	55,766	1,915,562
Netflix	7,217[a,b]	494,148
Nordstrom	22,081	1,097,205
O’Reilly Automotive	17,085[a]	1,431,210
Priceline.com	6,734[a]	4,474,878
Ross Stores	30,734	1,919,953
Sears Holdings	4,931[a,b]	294,381
Staples	93,132	1,215,373
Target	89,441	5,204,572
Tiffany & Co.	17,479	925,513
TJX	100,236	4,303,131
TripAdvisor	13,824[a]	617,795
Urban Outfitters	15,477[a]	427,010
		66,374,537
Semiconductors & Equipment—2.3%
Advanced Micro Devices	82,112[a]	470,502
Altera	44,214	1,496,202
Analog Devices	39,273	1,479,414
Applied Materials	173,812	1,991,886
Broadcom, Cl. A	66,085[a]	2,233,673
First Solar	7,628[a,b]	114,878
Intel	679,584	18,110,914
KLA-Tencor	22,841	1,124,919
Lam Research	26,869[a,b]	1,014,036
Linear Technology	30,561	957,476
LSI	75,504[a]	480,960
Microchip Technology	26,011[b]	860,444

Common Stocks (continued)	Shares	Value ($)
Semiconductors & Equipment (continued)
Micron Technology	138,381[a]	873,184
NVIDIA	82,627[a]	1,141,905
Teradyne	24,552[a]	345,201
Texas Instruments	154,834	4,442,187
Xilinx	35,039	1,176,259
		38,314,040
Software & Services—9.4%
Accenture, Cl. A	87,556	5,261,240
Adobe Systems	67,074[a]	2,171,185
Akamai Technologies	24,722[a]	784,923
Autodesk	29,599[a]	1,035,669
Automatic Data Processing	66,252	3,687,586
BMC Software	22,849[a]	975,195
CA	47,840	1,295,986
Citrix Systems	24,955[a]	2,094,723
Cognizant Technology Solutions, Cl. A	40,932[a]	2,455,920
Computer Sciences	21,610	536,360
eBay	154,927[a]	6,508,483
Electronic Arts	46,783[a]	577,770
Fidelity National Information Services	31,277	1,065,920
Fiserv	18,558[a]	1,340,259
Google, Cl. A	34,147[a]	19,807,650
International Business Machines	156,130	30,535,905
Intuit	39,726	2,357,738
MasterCard, Cl. A	14,379	6,184,552
Microsoft	1,006,157	30,778,343
Oracle	524,535	15,578,690
Paychex	43,587	1,369,068
Red Hat	26,641[a]	1,504,684
SAIC	37,552	455,130
Salesforce.com	18,634[a]	2,576,337
Symantec	98,049[a]	1,432,496
Teradata	22,084[a]	1,590,269
Total System Services	20,172	482,716
VeriSign	22,197[a]	967,123

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Software & Services (continued)
Visa, Cl. A	67,350	8,326,481
Western Union	83,211	1,401,273
Yahoo!	163,531[a]	2,588,696
		157,728,370
Technology Hardware & Equipment—7.8%
Amphenol, Cl. A	21,429	1,176,881
Apple	126,321[a]	73,771,464
Cisco Systems	724,802	12,444,850
Corning	205,264	2,654,064
Dell	201,237[a]	2,519,487
EMC	283,569[a]	7,267,873
F5 Networks	10,419[a]	1,037,316
FLIR Systems	22,461	437,989
Harris	15,059	630,219
Hewlett-Packard	267,418	5,377,776
Jabil Circuit	24,327	494,568
JDS Uniphase	31,303[a,b]	344,333
Juniper Networks	70,645[a]	1,152,220
Lexmark International, Cl. A	9,956	264,630
Molex	19,018[b]	455,291
Motorola Solutions	39,583	1,904,338
NetApp	48,862[a]	1,554,789
QUALCOMM	231,529	12,891,535
SanDisk	33,020[a]	1,204,570
Seagate Technology	51,083	1,263,283
TE Connectivity	57,400	1,831,634
Western Digital	31,891[a]	972,038
Xerox	175,188	1,378,730
		133,029,878
Telecommunication Services—3.2%
AT&T	792,604	28,264,259
CenturyLink	83,616	3,301,996
Crown Castle International	34,803[a]	2,041,544

Common Stocks (continued)	Shares	Value ($)
Telecommunication Services (continued)
Frontier Communications	135,514[b]	519,019
MetroPCS Communications	37,109[a]	224,509
Sprint Nextel	418,106[a]	1,363,026
Verizon Communications	383,801	17,056,116
Windstream	80,533[b]	777,949
		53,548,418
Transportation—1.9%
C.H. Robinson Worldwide	22,149	1,296,381
CSX	142,006	3,175,254
Expeditors International of Washington	28,782	1,115,302
FedEx	42,478	3,891,410
Norfolk Southern	44,544	3,196,923
Ryder System	6,897	248,361
Southwest Airlines	107,817	994,073
Union Pacific	64,386	7,681,894
United Parcel Service, Cl. B	128,867	10,149,565
		31,749,163
Utilities—3.6%
AES	83,991[a]	1,077,605
AGL Resources	16,031	621,201
Ameren	33,246	1,115,071
American Electric Power	65,855	2,627,614
CenterPoint Energy	57,365	1,185,735
CMS Energy	35,654	837,869
Consolidated Edison	38,918	2,420,310
Dominion Resources	77,010	4,158,540
DTE Energy	22,870	1,356,877
Duke Energy	180,412	4,160,301
Edison International	44,705	2,065,371
Entergy	23,992	1,628,817
Exelon	115,035	4,327,617
FirstEnergy	57,041	2,805,847
Integrys Energy Group	9,923	564,321

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
NextEra Energy	56,183	3,865,952
NiSource	37,374	925,007
Northeast Utilities	42,468	1,648,183
NRG Energy	28,648[a]	497,329
ONEOK	27,862	1,178,841
Pepco Holdings	31,659[b]	619,567
PG&E	57,027	2,581,612
Pinnacle West Capital	14,687	759,905
PPL	77,967	2,168,262
Progress Energy	40,138	2,415,103
Public Service Enterprise Group	67,146	2,182,245
SCANA	15,467	739,941
Sempra Energy	32,568	2,243,284
Southern	117,188	5,425,804
TECO Energy	27,160	490,510
Wisconsin Energy	32,068	1,268,931
Xcel Energy	66,376	1,885,742
		61,849,314
Total Common Stocks
(cost $1,131,657,315)		1,663,176,820
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.07%, 9/20/12
(cost $2,064,657)	2,065,000[d]	2,064,678

Other Investment—1.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $32,624,047)	32,624,047[e]	32,624,047

Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $35,982,045)	35,982,045[e]	35,982,045
Total Investments (cost $1,202,328,064)	102.2%	1,733,847,590
Liabilities, Less Cash and Receivables	(2.2%)	(36,543,643)
Net Assets	100.0%	1,697,303,947

REIT—Real Estate Investment Trust

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2012, the value of the fund’s securities on loan was $35,800,869 and the value of the collateral held by the fund was $35,982,045.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

Value (%)			Value (%)
Energy	10.7	Media	3.3
Software & Services	9.4	Telecommunication Services	3.2
Capital Goods	7.9	Banks	2.9
Pharmaceuticals & Biotechnology	7.9	Food & Staples Retailing	2.4
Technology Hardware & Equipment	7.8	Semiconductors & Equipment	2.3
Food, Beverage & Tobacco	6.5	Household & Personal Products	2.2
Diversified Financials	5.5	Real Estate	2.1
Short-Term/Money Market Investments	4.1	Consumer Services	2.0
Retailing	3.9	Transportation	1.9
Health Care Equipment & Services	3.8	Consumer Durables & Apparel	.9
Utilities	3.6	Automobiles & Components	.6
Insurance	3.5	Commercial & Professional Services	.5
Materials	3.3		102.2

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES

June 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2012	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	540	36,622,800	September 2012	998,142

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $35,800,869)—Note 1(b):
Unaffiliated issuers	1,133,721,972	1,665,241,498
Affiliated issuers	68,606,092	68,606,092
Cash		577,763
Dividends and securities lending income receivable		2,200,050
Receivable for investment securities sold		1,500,380
Receivable for futures variation margin—Note 4		951,639
Prepaid expenses		63,020
		1,739,140,442
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		372,881
Liability for securities on loan—Note 1(b)		35,982,045
Payable for investment securities purchased		2,683,938
Payable for shares of Common Stock redeemed		2,650,900
Accrued expenses		146,731
		41,836,495
Net Assets ($)		1,697,303,947
Composition of Net Assets ($):
Paid-in capital		1,207,637,880
Accumulated undistributed investment income—net		539,520
Accumulated net realized gain (loss) on investments		(43,391,121)
Accumulated net unrealized appreciation (depreciation)
on investments (including $998,142 net unrealized
appreciation on financial futures)		532,517,668
Net Assets ($)		1,697,303,947

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,519,266,555	178,037,392
Shares Outstanding	49,908,594	5,841,931
Net Asset Value Per Share ($)	30.44	30.48

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash Dividends:
Unaffiliated issuers	18,295,226
Affiliated issuers	9,739
Income from securities lending—Note 1(b)	61,075
Interest	275
Total Income	18,366,315
Expenses:
Management fee—Note 3(a)	2,101,670
Distribution fees—Note 3(b)	217,880
Prospectus and shareholders’ reports	107,484
Directors’ fees and expenses—Note 3(d)	56,764
Professional fees	37,172
Shareholder servicing costs—Note 3(c)	20,869
Loan commitment fees—Note 2	8,430
Registration fees	1,395
Miscellaneous	62,585
Total Expenses	2,614,249
Less—reduction in fees due to earnings credits—Note 3(c)	(4)
Net Expenses	2,614,245
Investment Income—Net	15,752,070
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,700,679
Net realized gain (loss) on financial futures	4,161,418
Net Realized Gain (Loss)	9,862,097
Net unrealized appreciation (depreciation) on investments	128,969,682
Net unrealized appreciation (depreciation) on financial futures	47,646
Net Unrealized Appreciation (Depreciation)	129,017,328
Net Realized and Unrealized Gain (Loss) on Investments	138,879,425
Net Increase in Net Assets Resulting from Operations	154,631,495

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Operations ($):
Investment income—net	15,752,070	30,655,167
Net realized gain (loss) on investments	9,862,097	87,274,296
Net unrealized appreciation
(depreciation) on investments	129,017,328	(84,167,175)
Net Increase (Decrease) in Net Assets
Resulting from Operations	154,631,495	33,762,288
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(14,295,314)	(28,344,208)
Service Shares	(1,406,908)	(2,688,460)
Net realized gain on investments:
Initial Shares	(77,220,676)	(10,509,094)
Service Shares	(8,527,384)	(1,112,437)
Total Dividends	(101,450,282)	(42,654,199)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	88,205,237	171,025,336
Service Shares	13,380,487	28,394,145
Dividends reinvested:
Initial Shares	91,515,990	38,853,302
Service Shares	9,934,292	3,800,897
Cost of shares redeemed:
Initial Shares	(195,582,961)	(349,530,185)
Service Shares	(18,924,036)	(31,935,289)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(11,470,991)	(139,391,794)
Total Increase (Decrease) in Net Assets	41,710,222	(148,283,705)
Net Assets ($):
Beginning of Period	1,655,593,725	1,803,877,430
End of Period	1,697,303,947	1,655,593,725
Undistributed investment income—net	539,520	489,672

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2012	Year Ended
	(Unaudited)	December 31, 2011
Capital Share Transactions:
Initial Shares
Shares sold	2,833,750	5,767,892
Shares issued for dividends reinvested	2,915,900	1,300,359
Shares redeemed	(6,299,691)	(11,714,021)
Net Increase (Decrease) in Shares Outstanding	(550,041)	(4,645,770)
Service Shares
Shares sold	435,939	963,854
Shares issued for dividends reinvested	316,073	127,057
Shares redeemed	(609,079)	(1,074,192)
Net Increase (Decrease) in Shares Outstanding	142,933	16,719

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2012				Year Ended December 31,
Initial Shares	(Unaudited)		2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	29.48		29.67	26.31	22.98	37.40	36.15
Investment Operations:
Investment income—net[a]	.29		.54	.48	.48	.64	.64
Net realized and
unrealized gain (loss)
on investments	2.52		.02	3.37	4.85	(14.40)	1.26
Total from
Investment Operations	2.81		.56	3.85	5.33	(13.76)	1.90
Distributions:
Dividends from
investment income—net	(.29)		(.55)	(.49)	(.48)	(.66)	(.65)
Dividends from net realized
gain on investments	(1.56)		(.20)	—	(1.52)	—	—
Total Distributions	(1.85)		(.75)	(.49)	(2.00)	(.66)	(.65)
Net asset value,
end of period	30.44		29.48	29.67	26.31	22.98	37.40
Total Return (%)	9.36	[b]	1.88	14.84	26.33	(37.14)	5.26
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.28	[c]	.27	.27	.29	.28	.27
Ratio of net expenses
to average net assets	.28	[c]	.27	.27	.29	.28	.27
Ratio of net investment
income to average
net assets	1.86	[c]	1.81	1.78	2.12	2.04	1.70
Portfolio Turnover Rate	1.44	[b]	3.27	4.46	5.42	4.69	4.54
Net Assets, end of period
($ x 1,000)	1,519,267		1,487,417	1,635,095	1,593,165	1,464,344	2,702,209

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2012			Year Ended December 31,
Service Shares	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	29.51	29.70	26.34	23.00	37.41	36.16
Investment Operations:
Investment income—net[a]	.25	.47	.41	.43	.57	.55
Net realized and unrealized
gain (loss) on investments	2.53	.02	3.38	4.85	(14.42)	1.26
Total from Investment Operations	2.78	.49	3.79	5.28	(13.85)	1.81
Distributions:
Dividends from
investment income—net	(.25)	(.48)	(.43)	(.42)	(.56)	(.56)
Dividends from net realized
gain on investments	(1.56)	(.20)	—	(1.52)	—	—
Total Distributions	(1.81)	(.68)	(.43)	(1.94)	(.56)	(.56)
Net asset value, end of period	30.48	29.51	29.70	26.34	23.00	37.41
Total Return (%)	9.25[b]	1.62	14.54	26.05	(37.32)	4.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53[c]	.52	.52	.54	.53	.52
Ratio of net expenses
to average net assets	.53[c]	.52	.52	.54	.53	.52
Ratio of net investment income
to average net assets	1.61[c]	1.56	1.53	1.86	1.72	1.45
Portfolio Turnover Rate	1.44[b]	3.27	4.46	5.42	4.69	4.54
Net Assets, end of period
($ x 1,000)	178,037	168,177	168,782	150,369	124,614	532,711

a Based on average shares outstanding at each month end.
b Not annualized.
c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,663,176,820	—	—	1,663,176,820
Mutual Funds	68,606,092	—	—	68,606,092
U.S. Treasury	—	2,064,678	—	2,064,678
Other Financial
Instruments:
Financial Futures††	998,142	—	—	998,142

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation at period end.

For the period ended June 30, 2012, there were no transfers of exchange traded securities, U.S.Treasuries or financial futures between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2012,The Bank of NewYork Mellon earned $26,175 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended June 30, 2012 were as follows:

Affiliated
Investment	Value				Value		Net
Company	12/31/2011	($)	Purchases ($)	Sales ($)	6/30/2012	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	43,932,285		88,837,504	100,145,742	32,624,047		1.9
Dreyfus
Institutional
Cash
Advantage
Fund	17,596,811		61,747,871	43,362,637	35,982,045		2.1
Total	61,529,096		150,585,375	143,508,379	68,606,092		4.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011 was as follows: ordinary income $31,032,668 and long-term capital gains $11,621,531.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 mil-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

lion unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2012, Service shares were charged $217,880 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2012, Initial shares were charged $15,203 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency and cash management services for the fund. During the period ended June 30, 2012, the fund was charged $563 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

Dreyfus has agreed to bear the cost of custody fees.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2012, the fund was charged $84 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $4.

During the period ended ended June 30, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $332,897, Plan fees $35,401, Shareholder Services Plan fees $1,000, Chief Compliance Officer fees $3,183 and transfer agency per account fees $400.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2012, amounted to $24,421,381 and $101,558,875, respectively.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at June 30, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2012:

Average Market Value ($)
Equity financial futures contracts	35,483,693

At June 30, 2012, accumulated net unrealized appreciation on investments was $531,519,526, consisting of $714,418,854 gross unrealized appreciation and $182,899,328 gross unrealized depreciation.

At June 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and more than two hundred other entities have been named as defendants in two pending litigations (Deutsche Bank Trust Co., Americas et al. v.Adaly Opportunity Fund TD Secs. Inc. et al., No. 11-cv-04784, filed July 12, 2011 in the United States District Court for the Southern District of NewYork, and Niese et al. v.AllianceBernstein L.P. et al., No. 11-cv-04538, filed July 1, 2011 in the United States District Court for the Southern District of New York) against shareholders of the Tribune Company who received payment for their shares in June or December 2007, as part of a leveraged buyout of the company (the “LBO”). Approximately one year after the LBO was concluded, the Tribune Company filed for bankruptcy. Thereafter, in approximately June 2011, certain Tribune Company creditors filed dozens of complaints in various courts throughout the country, including complaints in the two actions referred to above, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances,” and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims. These cases have been consolidated for pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York (S.D.N.Y. No. 11-md-2296 (WHP)).

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Committee of the Tribune Company that has since been transferred to a multi-district litigation in the United States District Court for the Southern District of NewYork (The Official Committee of Unsecured Creditors of Tribune Co. v. Fitzsimons et al., formerly Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC) and now S.D.N.Y. No. 12-cv-2652 (WHP)). The case was originally filed on November 1, 2010. In this case, the Creditors Committee seeks recovery for alleged “fraudulent conveyances” from more than 32,000 Tribune shareholders, including the fund, in a Third Amended Complaint filed in January 2012.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”) provides day to day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods and ranked in the first quartile of the Performance Universe in all periods and in the first quartile of the Performance Group for four of the six periods shown. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus.The Board also noted the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement, the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Index Manager were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

The Fund 47

NOTES

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at
http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 16, 2012

By: /s/James Windels
James Windels, Treasurer
Date:	August 16, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)